Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Benefits and Private Pension Plan
19.	Employee Benefits and Private Pension Plan

a. ULTRAPREV- Associaçăo de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and each of its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev—Associação de Previdência Complementar (“Ultraprev”), since August 2001. Under the terms of the plan, every year each participating employee chooses his or her basic contribution to the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.5% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount, which will exhaust their respective accumulated fund over a period of 5 to 25 years. The sponsoring company does not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee. In 2018, the subsidiaries contributed R$ 24,323 (R$ 24,819 in 2017 and R$ 23,261 in 2016) to Ultraprev, which is recognized as expense in the income statement. The total number of participating employees in 2018 was 8,052 active participants and 279 retired participants. In addition, Ultraprev had 26 former employees receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment Benefits

The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2018.

	12/31/2018	12/31/2017
Health and dental care plan (1)	112,628	99,767
Indemnification of FGTS	83,781	81,831
Seniority bonus	37,397	40,254
Life insurance (1)	16,009	15,671

Total	249,815	237,523

Current	45,655	30,059
Non-current	204,160	207,464

(1)	Only IPP and CBLSA.

Changes in the present value of the provision for post-employment benefits are as follows:

	12/31/2018	12/31/2017
Opening balance	237,523	144,751
Current service cost	6,092	7,664
Interest cost	21,466	15,754
Actuarial (gains) losses from changes in actuarial assumptions	7,934	36,120
Benefits paid directly by Company and its subsidiaries	(23,604)	(11,368)
Opening balance CBL S.A. (see Note 3.c)	—	44,478
Exchange rate from foreign subsidiaries	404	124

Ending balance	249,815	237,523

The expense of the year is presented below:

	2018	2017	2016
Health and dental care plan	9,559	164	3,065
Indemnification of FGTS	11,159	14,828	9,068
Seniority bonus	5,460	6,883	4,455
Life insurance	1,380	1,543	1,586

Total	27,558	23,418	18,174

Significant actuarial assumptions adopted include:

Economic factors	12/31/2018 % p.a.	12/31/2017 % p.a.
Discount rate for the actuarial obligation at present value	9.00	9.51
Average projected salary growth rate	7.85	8.38
Inflation rate (long term)	4.00	4.50
Growth rate of medical services	8.16	8.68

Demographic factors

•	Mortality Table for the life insurance benefit – CSO-80

•	Mortality Table for other benefits—AT 2000 Basic decreased by 10%

•	Disabled Mortality Table—RRB 1983

•	Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, wage and medical costs increases. The following sensitivity analyses were determined based on reasonably possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

12/31/2018
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	17,500	decrease by 1.0 p.p	20,547
Wage growth rate	decrease by 1.0 p.p	2,127	increase by 1.0 p.p	2,344
Medical services growth rate	decrease by 1.0 p.p	12,002	increase by 1.0 p.p	14,201

12/31/2017
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	10,237	decrease by 1.0 p.p	11,690
Wage growth rate	decrease by 1.0 p.p	2,807	increase by 1.0 p.p	3,103
Medical services growth rate	decrease by 1.0 p.p	3,837	increase by 1.0 p.p	4,413

The sensitivity analyses presented may not represent the real change in the post-employment benefits obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.